Financial Risk Management - Summary of Financial Instruments, Book Value (Detail) - SEK (kr) kr in Billions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	kr 51.2	kr 21.6
Assets at amortized cost	4.6
Loans and receivables		60.5
Assets at fair value through OCI	51.2
Available-for-sale		26.7
Financial liabilities at fair value through profit or loss	(31.6)
Financial liabilities at amortized cost	(32.3)	(59.3)
Total	43.1	49.5
Customer finance [member]
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	2.9
Loans and receivables		3.9
Total	2.9	3.9
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		48.1
Assets at fair value through OCI	51.2
Total	51.2	48.1
Interest bearing securities, non-current [member]
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	30.2	6.1
Assets at amortized cost	0.4
Loans and receivables		0.3
Available-for-sale		25.4
Total	30.6	31.8
Cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	15.2	14.3
Assets at amortized cost	4.2
Loans and receivables		3.2
Total	19.4	17.5
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	(30.7)
Financial liabilities at amortized cost	(2.4)	(33.0)
Total	(33.1)	(33.0)
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(29.9)	(26.3)
Total	(29.9)	(26.3)
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	2.5	0.9
Loans and receivables		5.0
Available-for-sale		1.3
Total	2.5	7.2
Other Current Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss	0.4	1.2
Total	0.4	1.2
Other Current Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Assets at fair value through profit or loss		(0.9)
Financial liabilities at fair value through profit or loss	(0.9)
Total	kr (0.9)	kr (0.9)